SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2023
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES
2.	SIGNIFICANT ACCOUNTING POLICIES

Basis of preparation

The consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

The consolidated financial statements are presented in millions of U.S. dollars (USD). The presented figures and percentages are subject to rounding adjustments, which may cause discrepancies between the sum of the individual figures and the presented aggregated column and row totals. The figures have been prepared under the historical cost basis except for the revaluation of financial instruments that are measured at revalued amounts or fair values at the end of each reporting period as well as derivative financial instruments at fair value, as explained in the accounting policies below. The consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of the business.

The preparation of consolidated financial statements requires the use of certain accounting estimates. The areas that require a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements, are disclosed below.

The consolidated financial statements for the Group have been authorized for issue by the Board of Directors on March 18, 2024.

Principles of consolidation

The consolidated financial statements comprise the financial statements of the parent company and include all subsidiaries over which the Group has control. The Group controls an entity where the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Companies acquired during the financial year have been included in the consolidated financial statements from the date when control was obtained. Similarly, divested subsidiaries are included up to the date when control has been relinquished.

The ownership of the subsidiary shares within the Group are eliminated using the acquisition method. The transferred consideration and all the identifiable assets and liabilities of an acquired company are measured at fair values at the date of acquisition. Goodwill is recognized as the amount by which the total transferred consideration exceeds the fair value of the acquired net assets.

Intercompany transactions, profit distribution as well as intercompany receivables, liabilities and unrealized gains between Group companies are eliminated in consolidation.

Certain amounts have been reclassified from prior years’ financial statements to conform to the current presentation.

Macroeconomic environment

The major events that impacted the business of the Group during the reporting periods were the Russia-Ukraine war, price inflation and increased interest rates.

Russia-Ukraine conflict

As a result of the conflict between Russia and Ukraine and the sanctions imposed against Russia, the Group put all its shipments to Russia on hold on February 26, 2022 and suspended all significant commercial activities in Russia by the end of fiscal year 2022 indefinitely, including store, e-commerce channels, and shipments to the Company’s wholesale partners. The Group’s sales in Russia were USD 56.0 million in 2021 and decreased to USD 18.7 million in 2022 and USD 6.9 million in 2023. The total assets of our Russian subsidiary ASRUS ZAO Amer Sports amounted to USD 22.4 million as of December 31, 2022 and USD 15.1 million as of December 31, 2023. The Company maintains a leased office space in Russia and a limited number of employees to safeguard the operations of the entity, file statutory financial statements and monitor the local market to secure the Company’s global brand assets.

Price inflation and increased interest rates

Amer Sports encountered rising costs in energy, logistics, labor, and other aspects of its business model. Furthermore, macro-economic factors such as increasing interest rates may contribute to a potential recession in specific markets. These uncertainties could temporarily impact overall customer demand. Nonetheless, the Company addresses inflation by adjusting customer prices, aligning them with expected increases in recommended retail prices from suppliers when determining its own price adjustments.

Assets held for sale and discontinued operations

Assets or a disposal group of assets and liabilities is categorized as held for sale when the economic benefits gained from it will be accrued primarily from its sale rather than from continuous use. Assets or disposal groups held for sale are measured at the lower of carrying amount or fair value less costs to sell and disclosed as a separate line item in the consolidated statement of financial position. These assets are not amortized or depreciated.

An impairment loss is recognized for any initial or subsequent write-down of the asset or a disposal group to fair value less costs to sell. A gain is recognized for any subsequent increases in fair value less costs to sell of an asset or a disposal group, but not in excess of any cumulative impairment loss previously recognized. A gain or loss not previously recognized by the date of the sale of the non-current asset or a disposal group is recognized at the date of derecognition.

A discontinued operation is a component of the Group’s business that has been disposed of or will be disposed of in accordance with a coordinated plan. It represents a separate major line of business or geographical area of operations. Any gain or loss from disposal, together with the profit or loss of a discontinued operation until the date of disposal, is reported separately from income and expenses of the continuing operations in the consolidated statement of loss and other comprehensive income and loss. The prior periods in these statements are presented on a comparative basis. Intercompany income and expenses between continuing and discontinued operations are eliminated.

More details on the assets held for sale and discontinued operations are disclosed under note 29.

New and amended standards and interpretations

The Group has applied the following new and revised standards, amendments and interpretations that are required to be applied as of January 1, 2023:

●	IFRS 17: Insurance contracts – no material impact
●	IAS 1 and IFRS Practice statement 2 (amendment): Disclosure of Accounting Policies – no material impact
●	IAS 8 (amendment): Definition of Accounting Estimates – no material impact
●	IAS 12 (amendment): Deferred tax related to Assets and Liabilities arising from a Single Transaction – no material impact
●	Small changes to various standards or interpretations as part of the annual improvements to IFRS project – no material impact

New IFRS standards not yet effective

The following standards that are issued but not yet effective will be adopted in 2024 or later:

●	IAS 1 (amendment): Classification of Liabilities as Current or Non-current, Non- current liabilities with Covenants
●	IFRS 16 (amendment): Lease liability in a Sale and Leaseback
●	IAS 7 and IFRS 7 (amendment): Supplier finance arrangements
●	IAS 21 (amendment): Lack of exchangeability
●	Small changes to various standards or interpretations as part of the annual improvements to IFRS project

Management has concluded that the adoption of any of the above accounting pronouncements, that were issued but not effective for the period ended December 31, 2023, will not have a material impact on the Group’s consolidated financial statements.

Foreign currency transactions and translation

The Company’s consolidated financial statements are presented in USD. The functional currency of the parent company is EUR, while the functional currency for each subsidiary is its local currency or the currency in which the subsidiary mainly operates. Transactions involving the translation to the respective functional currencies of values denominated in foreign currencies are classified as monetary or non-monetary, thereby defining the measurement and recognition of foreign currency translation gains and losses applicable to a transaction.

The Group companies record transactions in foreign currencies at the rate on the transaction date or at an estimated rate sufficiently close to the rate on the transaction date. Assets and liabilities denominated in foreign currencies that are outstanding at the end of the financial year are translated at the closing rate of exchange in effect on the balance sheet date. Foreign exchange gains and losses related to operational transactions are presented within operating expenses above Operating profit. Exchange rate gains and losses on foreign currency-denominated loans and other receivables and liabilities connected with financing transactions are recorded at their net values as finance income and expenses.

The consolidated statement of loss and other comprehensive income and loss is translated into U.S. dollars by consolidating each calendar month separately using the actual daily average for the month, whereby the sum of the twelve calendar months represents the whole year. Translation differences arising from the translation of the net investment in non-U.S. operations are booked to translation differences in other comprehensive income. On disposal of a foreign operation, the accumulated amount of translation differences relating to the disposed foreign operation is reclassified to profit or loss.

Financial instruments

A financial instrument is a contract that gives rise to a financial asset of one party and a financial liability or equity instrument of another party. These include both non-derivative financial instruments, such as accounts receivables and payables, and derivative financial instruments, such as foreign exchange contracts.

Financial assets

Categorization and measurement

In accordance with IFRS 9 Financial Instruments, financial assets are categorized as:

I.financial assets at fair value through profit or loss

II.financial assets measured at amortized cost

III.financial assets at fair value through other comprehensive income and loss (OCI)

The classification of financial assets at initial recognition depends on the contractual cash flow characteristics of the financial asset and the Group’s business model for managing them. All purchases or sales of financial assets are recognized on the settlement date.

Financial assets at fair value through profit or loss include financial assets held for trading, financial assets designated upon initial recognition at fair value through profit or loss, or financial assets mandatorily required to be measured at fair value. Derivatives are classified at fair value through profit and loss unless they are designated as effective hedging instruments.

Financial assets at fair value through profit or loss are carried in the statement of financial position at fair value with net changes in fair value recognized in the consolidated statement of loss and other comprehensive income and loss. Assets in this category are classified as current assets, except for maturities over 12 months after the balance sheet date.

The Group measures financial assets at amortized cost if both of the following conditions are met:

−	the financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows; and
−	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding

Financial assets at amortized cost are subsequently measured using the effective interest method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired. Financial assets are included in current assets, except for maturities over 12 months after the balance sheet date.

The Group’s financial assets at amortized cost include accounts receivables, other non-current financial assets and other non-interest yielding receivables.

The Group measures financial assets at fair value through OCI (FVOCI) if both of the following conditions are met:

−	the financial asset is held within a business model with the objective of both holding to collect contractual cash flows and selling; and
−	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding

For financial assets at fair value through OCI, interest income, foreign exchange revaluation and impairment losses or reversals are recognized in the consolidated statement of loss and other comprehensive income and loss and computed in the same manner as for financial assets measured at amortized cost. The remaining fair value changes are recognized in OCI.

Financial assets at fair value through OCI are measured at their fair value by applying the market prices at the balance sheet date or some other determination of value used by the Company. The change in fair value is presented in fair value and other reserves under shareholders’ equity. Fair value changes are transferred from shareholders’ equity to the consolidated statement of loss when the asset is sold or its value has been impaired such that an impairment loss must be recognized. Financial assets at fair value through OCI whose fair value cannot be determined reliably are measured at cost or a lower value if they are impaired. Financial assets at fair value through OCI are included in non-current assets unless the investment matures or management intends to dispose of it within 12 months after the balance sheet date.

Derecognition

A financial asset is derecognized when the contractual rights to receive cash flows from the financial assets have expired or have been transferred and the Group substantially transferred all rewards and risks associated with the ownership. In the case of sales of trade receivables, essentially all rewards and risks are transferred to the buyer of the receivables.

Impairment

Loss allowances are recognized for expected credit losses (ECL) on a financial asset that is measured at amortized cost or at fair value through OCI. For trade receivables, the Group adopts the so-called simplified approach, which does not require the recognition of periodic changes in credit risk, but rather the accounting of an expected credit loss calculated over the entire life of the credit (lifetime ECL) according to the provision matrix approach. ECLs of accounts receivable are measured on a collective basis. The grouping is based on geographical region, customer rating, the type of collateral or whether the receivables are covered by trade credit insurance as well as the type of customer. The ECL model is forward-looking and the expected default rates are based on the realized losses in the past based on the previous three years considering the time value of money, probability-weighted outcome, supportable information available without undue cost or effort about the past events, current conditions and forecasts of future economic conditions. The lifetime ECL allowances are calculated using the gross carrying amounts of the outstanding trade receivables and the expected default rates with probability-weighted outcomes. The historically observed default rates are updated annually. In addition, forward-looking specific provision is prepared in cases where the basic ECL allowance based on the historical loss data does not cover expected losses, which includes the impact of expected changes in the economic, regulatory and technological environment (such as industry outlook, GDP, employment, politics), and external market indicators. The estimates are based on a systematic, on-going review and evaluation performed as part of the credit-risk evaluation process. The specific provision is updated on a quarterly basis.

Financial liabilities

In accordance with IFRS 9 Financial Instruments, financial liabilities are categorized as:

I.	financial liabilities at fair value through profit or loss

II.financial liabilities measured at amortized cost

Financial liabilities at fair value through profit or loss include derivatives that are classified at fair value through profit and loss unless they are designated as effective hedging instruments.

Financial liabilities measured at amortized cost are initially carried at fair value. Transaction costs are included in the original carrying amount of financial liabilities. All financial liabilities are subsequently carried at amortized cost using the effective interest rate method. Financial liabilities are classified as current liabilities, except for maturities over 12 months after the balance sheet date, in which case they are classified as long-term liabilities.

Current financial liabilities include current interest-bearing liabilities, accounts payables and other current liabilities. Accounts payables correspond primarily to trade payables. They also include payables that have been transferred to a vendor financing program, as there is no material difference in the nature or terms of the liabilities compared to other trade payables.

Long-term financial liabilities include long-term loans from financial institutions, loans from related parties and other liabilities.

Derivatives

The Group’s derivative instruments may include foreign exchange forward contracts and options, interest rate swaps, interest rate options and cross-currency swaps. Foreign exchange forward contracts and options are used to hedge against changes in the value of receivables and liabilities denominated in a foreign currency, and interest rate swaps and interest rate options to hedge against interest rate risk. Cross-currency swaps are used to hedge against changes in value of foreign currency denominated receivables and liabilities and against interest rate risk.

Foreign exchange forward contracts and options, interest rate swaps and options and cross currency swaps are measured at fair value on the day that the Group becomes a party to the contract. Subsequent measurement is also at fair value. Foreign exchange derivatives are measured at fair value using the closing rates quoted by the European Central Bank on the reporting date together with common pricing models that are used for valuation of foreign exchange forward contracts and options. The fair values of interest rate and cross currency swaps are calculated as the current value of future cash flows. Interest rate options are valued with year-end interest rates together with common option pricing models.

Gains and losses from fair value measurement are treated in accordance with the purpose of the derivative financial instrument. For maturities below 12 months after the balance sheet date, the fair value of the derivatives is presented in prepaid expenses and other receivables or other liabilities. For maturities over 12 months, the fair value is presented in other non-current assets or other liabilities.

Changes in the value of derivative instruments, which do not qualify for hedge accounting are recorded as finance income and expenses, except for when they are associated with hedging the cash flow from operating activities, in which case they are recorded in other operating income and expenses.

Hedge accounting

The Group applies cash flow hedge accounting to foreign exchange derivatives that hedge material cash flows from operating activities. The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges, in accordance with IFRS 9 Financial Instruments, is recognized in the fair value and other reserves under shareholders’ equity. Any ineffective component, however, will be immediately recognized in the consolidated statement of loss and other comprehensive income and loss. The cumulative change in gains or losses for the effective hedges is transferred to the income statement for the period when the hedged item is recorded in the consolidated statement of loss and other comprehensive income and loss.

When a hedging instrument expires, is sold, or if the hedge does not meet the requirements set for hedge accounting under IFRS 9 Financial Instruments, any cumulative gain or loss recorded in equity remains in equity until the forecasted transaction is recorded in the consolidated statement of loss and other comprehensive income and loss. When the forecasted cash flow is no longer expected to occur, the cumulative gain or loss that was reported in equity is immediately recorded in other operating income and expenses in the case of an operating cash flow hedge.

When initiating hedge accounting, the Group documents the correlation between the hedged item and the hedging instruments, as well as the Group’s risk management objective and hedge initiation strategy. The Group documents and evaluates the effectiveness of hedges when initiating hedging and on a quarterly basis by examining the degree to which the hedging instrument offsets changes in the fair value and cash flow of the hedged item.

The Group does not hedge the net investment in foreign subsidiary operations with derivatives.

Cash and cash equivalents

Cash and cash equivalents comprise cash in hand and deposits held at call with banks.

Revenue recognition

Revenue comprises sale of products and services, and license fees. Revenue is presented net of value added tax, discounts, incentives, rebates earned by customers, and estimated returns.

Management applies the following five step model when determining the timing and amount of revenue recognition:

1.	identifying the contracts with customers,
2.	identifying the separate performance obligations,
3.	determining the transaction price,
4.	allocating the transaction price to separate performance obligations, and
5.	recognizing revenue when each performance obligation is satisfied.

Revenue is recognized at the point in time when control of the products and services are transferred to the customer in accordance with the terms of delivery at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those products and services in the ordinary course of the Group’s activities.

Revenue recognized from services comprises mainly freight services in the Group’s operating segments. The revenue from the freight services is recognized at a point in time upon the delivery of the goods when the control has been transferred to the customer.

The Group sells products and services through three channels: wholesale, own retail and ecommerce, with the latter two belonging to direct-to-consumer (DTC).

In wholesale, volume rebates, performance bonuses and payment term discounts are offered to certain major customers. The Group typically applies the expected value method to estimate the variable consideration for the expected future rebates and performance bonuses. Certain contracts provide wholesale customers with a right to return goods within a specified period. The Group recognizes a refund liability as a reduction of revenue and a corresponding right of return asset as reduction of cost of goods sold based on the expected future return rates derived from historical data.

In own retail and ecommerce, revenue is recognized when control of the products is transferred to the customer, which occurs upon delivery to the customer or point of sale for sales in own retail stores. In ecommerce, the products sold online can be returned within 14-30 days of receipt of the products. For expected returns, the Group recognizes a refund liability as a reduction of revenue and a corresponding right of return asset as reduction of cost of goods sold based on the expected future return rates derived from historical data. A contract liability is recognized from the sale of gift cards in own retail and ecommerce. The Group expects to be entitled to a breakage amount. It recognizes breakage amount as revenue in proportion to the pattern of rights exercised by customers based on historical data.

The Group provides warranties that promise the customer that the delivered product is as typically specified in the contract and covers general repairs for defects that existed at the time of sale, as required by law. These assurance-type warranties are accounted for under IAS 37 Provisions, Contingent Liabilities and Contingent Assets.

Revenue obtained from other companies is booked to license income when such companies manufacture or sell products bearing the Group’s trademarks. License income based on fixed license agreements is recognized evenly throughout the financial year, while license income determined by sales volumes is recognized during the financial year as the licensee generates sales revenue. The non-refundable minimum guarantees related to certain licensing agreements are for functional intellectual properties, while the guarantee revenue is recognized at the point in time the control of the license is transferred to the customer.

Pension plans

The Group’s pension arrangements comply with the local rules and practices of the countries where the Group operates. The Group’s pension arrangements are either defined contribution or defined benefit plans. Under defined contribution based plans, the Group pays fixed contributions into a separate entity (a fund) and does not have any legal or constructive obligation to pay further contributions. Under defined contribution plans, the Group’s contributions are recorded as an expense in the period to which they relate.

Defined benefit plans are post-employment benefit plans other than defined contribution plans. The defined benefit plans are partially or fully funded through payments to insurance companies or contributions to trustee-administered funds. In defined benefit plans, the pension expenses recognized in the consolidated statement of loss and other comprehensive income and loss are determined using the projected unit credit method, which calculates the present value of the obligation and the related service costs. The pension liability is measured by calculating the present value of future pension obligations, discounted using the market yield on high quality corporate bonds or government bonds in countries where there is no deep market for such bonds. The defined benefit plan asset is measured at fair market value as of the reporting date. The net liability (asset) recognized in the consolidated statement of financial position is the present value of the pension obligation less the fair value of the plan assets.

All actuarial gains and losses relating to post-employment benefits are recognized in full in other comprehensive income and loss. For other long-term employee benefits, the Group recognizes actuarial gains and losses immediately in the consolidated statement of loss. All past service costs are recognized immediately in the consolidated statement of loss when the plan amendment, curtailment or settlement occurs. Net interest expense (income) is determined based on the net defined benefit liability (asset) and the discount rate at the beginning of the year.

Expenses related to defined benefit post-employment plans are reported as follows:

−	service cost
−	net interest expense
−	remeasurement components under OCI. Actuarial gains and losses are not classified to the consolidated statement of loss in subsequent periods.

Share-based payments

The Group’s key employees have been granted options under two share-based incentive plans - the Employee Stock Ownership Plan 2019 and Employee and Stock Ownership Plan 2023. Options settled in shares only are measured on the grant date. Options settled in cash or shares at the election of certain employees are remeasured to fair value at the end of each reporting period until settlement. The share-based payments expense is recognized over the requisite service period with the offsetting credit to equity for options that are settled in shares, and with the offsetting credit to liabilities for options that are settled in cash or shares at the election of certain employees, when it is probable that the service vesting condition and non-market performance condition, if applicable, will be met.

When the terms or conditions of options granted to employees have been modified, the effect of modifications that increase the total fair value of the share-based payment arrangement or are otherwise beneficial to the employees would be recognized. The incremental fair value granted is the difference between the fair value of the modified options and that of the original options, both estimated as at the date of the modification. When modification occurs during the vesting period, the incremental fair value granted is included in the measurement of the amount recognized for services received over the period from the modification date until the date when the modified options vest, in addition to the amount based on the grant date fair value of the original options, which is recognized over the remainder of the original vesting period. When a modification changes the classification of a share-based payment transaction from cash-settled award to equity-settled award, the liability for the cash-settled award is remeasured until the modification date and is reclassified to equity.

Income taxes

Current income taxes

Current income taxes comprise the taxes for the financial year calculated based on the result for the period and in accordance with the tax legislation of each company’s local domicile as well as assessed or returned taxes for previous financial periods.

Deferred taxes

Deferred tax assets and liabilities are calculated on all temporary differences between the book and tax base of assets in accordance with the tax rate at the balance sheet date or with the substantially enacted future tax rate. Temporary differences arise from factors such as unused tax losses, depreciation differences, provisions, defined benefit pension plans, the fair valuation of derivative financial instruments, the internal inventory margin as well as measurements to fair value of assets in connection with business acquisitions. Deferred tax liabilities are not recognized for unremitted earnings of subsidiaries to the extent that they are expected to be permanently invested in international operations. These earnings, the amount of which cannot be practicably computed, could become subject to additional tax if they were remitted as dividends or if the Company were to sell the shareholdings in the subsidiaries. A deferred tax asset is recognized as a result of unused tax losses and other temporary differences to the extent that it is probable that these can be utilized in future financial periods. For the assessment of probability, in addition to past performance and the respective prospects for the foreseeable future, appropriate tax structuring measures are also taken into consideration. Deferred tax assets and liabilities are offset when they relate to income taxes levied by the same tax authority and the same taxable entity, and are expected to reverse in a period or periods in which the tax loss or credit can be utilized.

Segment information

The Group’s organizational structure comprises the following reportable segments for financial reporting purposes: Technical Apparel consisting of the brands Arc’teryx and Peak Performance, Outdoor Performance consisting of the brands Salomon, Atomic, Armada and ENVE, and Ball & Racquet Sports consisting of the brands Wilson, Demarini, Louisville Slugger, Evoshield and ATEC. The Group reports revenue for four geographical areas: EMEA, Americas, Greater China and Asia Pacific excluding Greater China.

The CEO is the chief operating decision-maker who monitors the operating results of the segments to assess performance and make decisions about resource allocation.

Business combinations

Business combinations are accounted for using the acquisition method. The consideration transferred in a business combination is measured as the aggregate of the fair values of the assets transferred, and liabilities incurred towards the former owners of the acquired entity. Acquisition-related costs are recognized as expenses in the consolidated statement of loss and other comprehensive income and loss in the period in which the costs are incurred and the related services are received.

Intangible assets

The Group’s intangible assets and goodwill primarily result from the acquisition of Amer Sports Corporation and its subsidiaries by Amer Sports Holding Oy on April 1, 2019. Following the initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses, if any. The useful life of intangible assets is assessed as either finite or indefinite.

Intangible assets with indefinite useful lives

Intangible assets with indefinite useful lives comprise brand names and trademarks. As the brand names and trademarks are core to the business and as there is no foreseeable limit to the future cash flows generated by the intangible assets, brand names and trademarks are assessed as indefinitely lived. Brand names and trademarks with indefinite useful lives are not amortized but tested for impairment at least on an annual basis (see impairment of assets below). Impairment testing is performed by comparing the recoverable amount of the asset to its carrying value. Any resulting impairment loss is recorded in the consolidated statement of loss and other comprehensive income and loss.

Intangible assets with finite useful lives

Intangible assets with a finite useful life consist of patents and software licenses, and are amortized on a straight-line basis over the useful life of 3 to 15 years. Patents and software licenses are reviewed at the end of each reporting period to determine whether there is any indication of impairment and if any impairment indication exists, the asset is then tested for impairment.

Development expenses are capitalized when they meet the recognition criteria in IAS 38 Intangible Assets and amortized during their useful lives.

The Group capitalizes development costs as intangible assets only when the following criteria are met:

−	the technical feasibility of completing the intangible asset exists,
−	there is an intent to complete and an ability to use or sell the intangible asset,
−	the intangible asset will generate probable future economic benefits,
−	there are adequate resources available to complete the development and to use or sell the intangible asset, and
−	there is the ability to reliably measure the expenditure attributable to the intangible asset during its development.

Goodwill

Goodwill represents the difference between the cost of the acquisition and the fair value of the net identifiable assets measured at the date of acquisition. Goodwill is stated at historical cost less any accumulated impairment losses and is not amortized. Goodwill has been allocated to the cash-generating units (CGU) and are tested for impairment annually and if there are triggering events by comparing the recoverable amount of a CGU to its carrying value. An impairment loss is recognized in the consolidated statement of loss and other comprehensive income and loss, if the carrying amount of the CGU exceeds its recoverable amount.

Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation and any impairment losses.

Depreciation is calculated on a straight-line basis in order to write down the cost of the assets to their residual values over their expected useful lives, adjusting for any impairment. The depreciation periods are:

Asset category	Estimated useful life
Buildings and constructions	25-40 years
Machinery and equipment	3-10 years
Leasehold improvements	shorter of the lease term or useful life

Land areas are not depreciated.

Property, plant and equipment are reviewed at the end of each reporting period to determine whether there is any indication of impairment. If any such indication exists, the asset is then tested for impairment by comparing its recoverable amount to its carrying value. Impairment losses are recorded in the consolidated statement of loss and other comprehensive income and loss.

Leases

At the inception of a contract, the Group assesses whether the contract is, or contains, a lease. The contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

The lease contracts, where the Group acts as a lessee under IFRS 16 Leases consist mainly of real estate (e.g. retail stores, offices, warehouses) and cars. The Group recognizes a right- of-use asset and a lease liability at the lease commencement date.

The Group has elected to use the exemptions proposed by the standard on lease contracts for which the lease term is shorter than 12 months and on lease contracts for which the underlying asset is of low-value (e.g. laptops, mobile phones; below USD 5 thousand). The lease expenses for short-term and low-value contracts as well as for lease contracts with variable leases based on net sales of the leased premises are recognized as rent expenses over the lease term in the consolidated statement of loss and other comprehensive income and loss.

Lease liabilities

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate. Generally, the incremental borrowing rate is applied. The Group determines its incremental borrowing rate by obtaining interest rates from various external financing sources and makes certain adjustments to reflect the terms of the lease and the type of the leased asset.

Lease payments included in the measurement of the lease liability comprise the fixed payments (including the in-substance fixed payments), variable lease payments that depend on an index or a rate, amounts expected to be payable under a residual value guarantee, and the exercise price under a purchase option that the Group is reasonably certain to exercise, lease payments in an optional renewal period if the Group is reasonably certain to exercise an extension option, and penalties for early termination of a lease unless the Group is reasonably certain not to terminate early. The Group applies judgment in evaluating whether it is reasonably certain to exercise or not to exercise the option to extend or terminate the lease. It considers all relevant factors that create an economic incentive for it to exercise either the extension or termination.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or a rate, if there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, if the Group changes its assessment of whether it will exercise a purchase, extension or termination option or if there is a revised in-substance fixed lease payment. A corresponding adjustment is done to the carrying amount of the right-of-use asset, or it is recorded in the consolidated statement of loss and other comprehensive income and loss if the carrying amount of the right-of-use asset has been reduced to zero.

Right-of-use assets

The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying assets or the site on which it is located, less any lease incentives received.

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Group by the end of the lease or the cost of the right-of-use asset reflects that the Group will exercise a purchase option. In that case, the right-of-use asset is depreciated over the useful life of the underlying asset, which is determined on the same basis as for the property, plant and equipment. In addition, the right-of-use asset is reduced by potential impairment losses, and adjusted for certain remeasurements of the lease liability.

In 2022, the Group applied the amendments to IFRS 16 Leases as an optional practical expedient to allow lessees not to account for rent concessions as lease modifications if they are a direct consequence of COVID-19 and meet certain conditions. The practical expedient applies only if the revised consideration is substantially the same or less than the original consideration, the reduction in lease payments relates to payments due on or before June 30, 2022, and no other substantive changes have been made to the terms of the lease. All those rent concessions that met the aforementioned conditions were recognized as variable lease payment reductions in the consolidated statement of loss and other comprehensive income and loss. In 2023 the amendment to IFRS 16 was no longer valid.

Impairment of non-financial assets

The Group’s operations have been divided into cash generating units (CGU) representing the Group’s brands and reflecting the lowest level at which goodwill is monitored for internal management purposes. A cash generating unit determined for the impairment testing purposes is the smallest group of assets generating cash inflows largely independent of the cash inflows from other assets or groups of assets.

At each reporting date, the Group reviews the carrying amounts of its non-financial assets to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. Goodwill is tested annually for impairment.

Impairment testing is performed by comparing the recoverable amount of an asset or CGU to its carrying amount. The recoverable amount of an asset or CGU is the higher of its fair value less costs of disposal and value in use (“VIU”). VIU has been calculated using the discounted cash flow method for each CGU (refer to note 9 for further details).

An impairment loss is recognized if the carrying amount of an asset or CGU exceeds its recoverable amount. Impairment losses are recognized in the consolidated statement of loss and other comprehensive income and loss. They are allocated first to reduce the carrying amount of any goodwill allocated to the CGU, and then to reduce the carrying amounts of the other assets in the CGU on a pro rata basis.

An impairment loss in respect of goodwill is not reversed. For other assets, an impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Inventories

Inventories are measured at the lower of cost calculated according to the first-in-first-out principle or the net realizable value. For self-manufactured products, the cost includes direct wages and raw material costs as well as a portion of the indirect costs. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.

When circumstances that previously caused inventories to be written down below cost no longer exist or when there is clear evidence of an increase in realizable value, the amount of the write-down previously recorded is reversed.

Provisions

Obligations arising as the consequence of a past event, which are legal or which the Company has an actual obligation to settle and are considered certain or likely to occur, are recognized in the consolidated statement of loss and other comprehensive income and loss. They are presented in the consolidated statement of financial position as provisions when it is probable that the resources will be transferred out of the Group but the precise amount or timing is not known. The most important regular provisions are due to the repair or replacement of products during the warranty period. These provisions are determined on the basis of historical experience. A provision for reorganization is made when the Group has drawn up a detailed reorganization plan and announced the reorganization.

If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, where appropriate, the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized in the consolidated statement of loss and other comprehensive income and loss.

Significant accounting judgments, estimates, and assumptions

When preparing the consolidated financial statements, the Group’s management makes judgments and estimates influencing the content of the consolidated financial statements and it must exercise its judgment regarding the application of accounting policies. The judgments and estimates are based on a set of underlying data that may include management’s historical experience, knowledge of current event and conditions, and other factors that are believed to be reasonable under the circumstances. Management continuously evaluates the judgments and estimates it uses. These estimates have been applied in a manner that is consistent with prior periods. There are no known trends, commitments, events or uncertainties that the Group believes will materially affect the methodology or assumptions used in making these judgments and estimates in the consolidated financial statements.

The following are the accounting policies subject to judgments and estimates that the Group believes could have the most significant impact on the amounts recognized in the consolidated financial statements.

Actual results may differ from these estimates. Any changes in the estimates and assumptions are recognized in the period in which the estimate or assumption is revised.

Impairment of non-financial assets

The carrying amounts of non-current tangible and intangible assets are assessed by means of impairment tests whenever there is an indication of impairment. Any impairment of goodwill and other intangible assets having an indefinite useful life are nevertheless assessed at least once a year.

More details of the impairment are disclosed under note 9.

Provisions

Provisions are recognized in the consolidated statement of financial position when there is a legal or actual obligation for the Company to settle an obligation arising as the consequence of a past event that is considered certain or likely to occur. The most important regular provisions are due to the repair or replacement of products during the warranty period. These provisions are determined on the basis of historical experience. The provisions recognized represent management’s best estimate of the present value of the future costs assumed to be incurred. The actual costs may differ from the estimated.

More details on the provisions are disclosed in note 21.

Accounts receivable

The Group has a significant number of customers which minimizes the concentration of credit risks. Ongoing estimates are done related to the ability to collect the Group’s accounts receivables and maintain an allowance for estimated credit losses resulting from the ability of the Group’s customers to make the required payments. The historical levels of credit losses are considered to make judgments about the creditworthiness of the customers based on ongoing credit evaluations.

More details on the aging and valuation provisions of the accounts receivables are disclosed in note 28.

Inventories

Inventory is carried at the lower of cost calculated according to the first-in-first-out principle or the net realizable value. The net realizable value requires an estimate of the products’ future selling prices. When assessing the net realizable value of the inventories, the Group considers multiple factors and uses estimates related to fluctuations in inventory levels, aging of inventory, customer behavior and anticipated sales volume, seasonality, expected selling prices and selling costs.

More details on the inventory provisions are disclosed in note 16.

Income taxes

Management judgment is required in determining provisions for income taxes, deferred tax assets and liabilities and the extent to which deferred tax assets can be recognized. The Group is also subject to income taxes in various jurisdictions. Judgment is required in determining the Group’s provision for income taxes. There may be transactions and calculations for which the ultimate tax determination is uncertain during the ordinary course of business. The Group anticipates questions arising in tax audits and recognizes liabilities for anticipated tax audit issues based on estimates of whether additional taxes will be due. Where the final tax outcome of these matters is different from the amounts that were initially recorded, such differences will impact the income tax and deferred tax provisions in the period in which such determination is made.

More details on the income taxes are disclosed under note 12.

Pension plans

The present value of the pension obligations depends on a number of factors that are determined on an actuarial basis using a number of assumptions. The assumptions used in determining the net cost (or income) for pensions include the discount rate. Any changes in these assumptions will impact the carrying amount of pension obligations.

The Group determines the appropriate discount rate at the end of each year. This is the interest rate that should be used to determine the present value of estimated future cash outflows expected to be required to settle the pension obligations. Other key assumptions for pension obligations are based in part on current market conditions.

More details on the pension plans are disclosed under note 8.

Share-based payments

Options granted will vest upon satisfaction of service and performance conditions, and an exit event (a public offering of the shares of the Company or a sale of the controlling majority of the shares in the Company or business assets) (the “exit event”), which is a non-market performance condition. For options with service and/or performance conditions, the amount of compensation expense recognized is based on the number of awards expected to vest, reflecting estimated expected forfeitures, and is adjusted to reflect those awards that do ultimately vest. The forfeiture rate is based on management’s best estimate of expected forfeitures, taking into consideration historical trends and expected future behavior. For options with a non-market performance condition (i.e. exit event), the Company recognizes the expense if and when the Company concludes that it is probable that the exit event will be achieved. The Company deemed the exit event probable as of December 28, 2023.

The fair values of the options at grant date, at modification date and at the end of the reporting period are estimated using the Monte Carlo simulation model including any market performance conditions and excluding the impact of any service and non-market performance vesting conditions.